Employee Benefits (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Employee benefits [Abstract]
Current cost of service	$ 2,988,782	$ 3,077,205	$ 2,457,762
Past service cost	469,558	653,426	930,906
Non-provided paid benefits	4,976,108	3,718,682	3,959,881
Other	920,120	2,271,831	70,747
Total expense recognized in Consolidated Statement of Income	$ 9,354,568	$ 9,721,144	$ 7,419,296